IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 8,629	$ 8,081	[1]
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	184,000	179,200
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 8,600	$ 8,100

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.